Dividend Leaders ETF Investment Strategy - Dividend Leaders ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its Assets in dividend-paying equity securities and equity-related instruments of companies that the adviser believes are leaders (Dividend Leaders) in terms of their ability to, over time, (i) grow their dividends, and/or (ii) maintain high dividend payouts, in each case relative to the companies included in the Fund’s index, the MSCI ACWI Index[1] (the Index). “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund focuses on those Dividend Leaders that the adviser considers attractively valued and seeks to outperform the Index through superior stock selection.The Fund invests in issuers located in both global developed markets and global emerging markets. Global developed markets include Australia, Canada, Israel, Japan, New Zealand, Singapore, the United Kingdom, the United States, most of the countries of Western Europe and Hong Kong; global emerging markets include most of the other countries in the world. Although, at times, the Fund may have regional and sector exposures similar to those of the Index, the Fund’s investment approach is flexible, and the Fund is not constrained by the Index. Therefore, at times, the Fund may increase the relative emphasis of its investments in a particular geographic region, industry or sector. Under normal circumstances, the Fund will typically hold between 40 and 90 securities. The equity securities and equity-related instruments in which the Fund may invest include, but are not limited to, common stock, preferred securities, convertible securities, depositary receipts, exchange-traded funds (ETFs), equity securities of real estate investment trusts (REITs), exchange-traded futures, warrants and rights, initial public offerings, privately placed securities, and other instruments that provide economic exposure to one or more equity securities. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, swaps, participation notes, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments and for risk management. The Fund may use exchange-traded futures to manage cash flows. The Fund may invest in securities denominated in U.S. dollars, other major reserve currencies, such as the euro, yen and pound sterling, and currencies of other countries in which it can invest. However, a substantial portion (if not all) of the Fund's foreign investments will be denominated in foreign currencies, and the Fund may, but does not currently expect to, hedge its currency exposure. The Fund will invest primarily in the securities of large cap market capitalization companies, although the Fund may also invest in mid cap and small cap securities. Investment Process: In managing the Fund, the adviser focuses on individual equity selection, emphasizing those dividend-paying equity securities of companies that, according to the proprietary research of the adviser, are (i) identified as attractively valued, and (ii) in the adviser’s view, Dividend Leaders. In assessing long-term dividend growth potential, the adviser generally looks for securities that the adviser believes have attractive opportunities for underlying earnings growth, the capability and willingness to grow future dividends and a proven business model. In assessing the ability for companies to maintain high payout ratios, the adviser generally looks for securities of companies that the adviser believes have resilient business models, strong free cash flow generation and strong capital allocation. The adviser’s analysis includes a review of proprietary data, information self-reported by companies, data from third party vendors and internal fundamental research. As part of its investment process, the adviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Fund may invest. The adviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive, and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund, while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors. The Fund may sell securities if the adviser’s conviction in a security changes, if the issuer’s fundamentals change, if the adviser believes the security is no longer attractively valued, or if, in the adviser’s view, the issuer is no longer a Dividend Leader. Investments may also be sold if certain adverse political and economic events occur or if the adviser identifies a security that it believes offers a better investment opportunity.